Schedule of Investments (unaudited)
June 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 5.2%
Diversified Telecommunication Services — 3.2%
AT&T Inc.	191,300	$3,655,743
Verizon Communications Inc.	112,600	4,643,624
Total Diversified Telecommunication Services		8,299,367
Media — 2.0%
Comcast Corp., Class A Shares	104,900	4,107,884
Fox Corp., Class A Shares	10,000	343,700
Interpublic Group of Cos. Inc.	10,100	293,809
Omnicom Group Inc.	6,300	565,110
Total Media		5,310,503

Total Communication Services		13,609,870
Consumer Discretionary — 8.0%
Automobile Components — 0.1%
Gentex Corp.	6,200	209,002
Lear Corp.	1,500	171,315
Total Automobile Components		380,317
Automobiles — 1.2%
Ford Motor Co.	114,400	1,434,576
General Motors Co.	34,200	1,588,932
Total Automobiles		3,023,508
Broadline Retail — 0.3%
Dillard’s Inc., Class A Shares	300	132,117
eBay Inc.	13,500	725,220
Total Broadline Retail		857,337
Distributors — 0.1%
Genuine Parts Co.	2,300	318,136
Diversified Consumer Services — 0.3%
ADT Inc.	23,100	175,560
H&R Block Inc.	3,700	200,651
Service Corp. International	5,000	355,650
Total Diversified Consumer Services		731,861
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants Inc.	3,300	499,356
Expedia Group Inc.	3,400	428,366 *
MGM Resorts International	8,500	377,740 *
Wynn Resorts Ltd.	3,100	277,450
Total Hotels, Restaurants & Leisure		1,582,912
Household Durables — 1.6%
DR Horton Inc.	10,700	1,507,951
Lennar Corp., Class A Shares	8,100	1,213,947
NVR Inc.	60	455,314 *
PulteGroup Inc.	7,800	858,780
Toll Brothers Inc.	1,400	161,252
Total Household Durables		4,197,244
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 3.4%
AutoNation Inc.	2,400	$382,512 *
AutoZone Inc.	400	1,185,640 *
Bath & Body Works Inc.	6,000	234,300
Best Buy Co. Inc.	5,800	488,882
CarMax Inc.	3,300	242,022 *
Dick’s Sporting Goods Inc.	800	171,880
Lowe’s Cos. Inc.	21,700	4,783,982
Murphy USA Inc.	500	234,730
Penske Automotive Group Inc.	1,700	253,334
Ulta Beauty Inc.	1,300	501,631 *
Williams-Sonoma Inc.	1,600	451,792
Total Specialty Retail		8,930,705
Textiles, Apparel & Luxury Goods — 0.4%
Crocs Inc.	1,300	189,722 *
Levi Strauss & Co., Class A Shares	1,105	21,304
PVH Corp.	800	84,696
Ralph Lauren Corp.	1,000	175,060
Skechers U.S.A. Inc., Class A Shares	3,300	228,096 *
Tapestry Inc.	6,200	265,298
Total Textiles, Apparel & Luxury Goods		964,176

Total Consumer Discretionary		20,986,196
Consumer Staples — 6.3%
Beverages — 0.1%
Coca-Cola Consolidated Inc.	200	217,000
Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings Inc.	1,800	158,112 *
Dollar General Corp.	5,900	780,157
Dollar Tree Inc.	5,800	619,266 *
Kroger Co.	16,900	843,817
Sysco Corp.	13,400	956,626
Target Corp.	12,400	1,835,696
Total Consumer Staples Distribution & Retail		5,193,674
Food Products — 1.4%
Bunge Global SA	2,400	256,248
Campbell Soup Co.	8,100	366,039
Conagra Brands Inc.	12,900	366,618
General Mills Inc.	15,200	961,552
Ingredion Inc.	1,800	206,460
Kellanova	9,200	530,656
Kraft Heinz Co.	29,900	963,378
Total Food Products		3,650,951
Household Products — 0.4%
Kimberly-Clark Corp.	8,300	1,147,060
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 2.4%
Altria Group Inc.	46,100	$2,099,855
Philip Morris International Inc.	41,800	4,235,594
Total Tobacco		6,335,449

Total Consumer Staples		16,544,134
Energy — 9.4%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	20,000	703,400
NOV Inc.	5,600	106,456
Total Energy Equipment & Services		809,856
Oil, Gas & Consumable Fuels — 9.1%
Antero Midstream Corp.	12,900	190,146
Cheniere Energy Inc.	5,400	944,082
Chevron Corp.	41,973	6,565,417
ConocoPhillips	30,000	3,431,400
Coterra Energy Inc.	20,000	533,400
Devon Energy Corp.	17,000	805,800
EOG Resources Inc.	17,000	2,139,790
Kinder Morgan Inc.	59,600	1,184,252
Marathon Oil Corp.	16,700	478,789
Marathon Petroleum Corp.	9,500	1,648,060
Murphy Oil Corp.	2,100	86,604
Occidental Petroleum Corp.	23,800	1,500,114
Phillips 66	11,400	1,609,338
Range Resources Corp.	5,300	177,709
Valero Energy Corp.	9,300	1,457,868
Williams Cos. Inc.	24,200	1,028,500
Total Oil, Gas & Consumable Fuels		23,781,269

Total Energy		24,591,125
Financials — 29.7%
Banks — 13.1%
Bank of America Corp.	189,400	7,532,438
Citigroup Inc.	43,400	2,754,164
Citizens Financial Group Inc.	11,200	403,536
Commerce Bancshares Inc.	3,300	184,074
Cullen/Frost Bankers Inc.	1,400	142,282
East-West Bancorp Inc.	3,400	248,982
Fifth Third Bancorp	13,700	499,913
First Citizens BancShares Inc., Class A Shares	300	505,083
Huntington Bancshares Inc.	35,600	469,208
JPMorgan Chase & Co.	66,500	13,450,290
KeyCorp	13,700	194,677
M&T Bank Corp.	3,400	514,624
PNC Financial Services Group Inc.	9,800	1,523,704
Regions Financial Corp.	22,600	452,904
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Webster Financial Corp.	4,200	$183,078
Wells Fargo & Co.	85,100	5,054,089
Total Banks		34,113,046
Capital Markets — 5.4%
Ameriprise Financial Inc.	2,600	1,110,694
Bank of New York Mellon Corp.	20,400	1,221,756
Carlyle Group Inc.	8,900	357,335
Goldman Sachs Group Inc.	8,100	3,663,792
Jefferies Financial Group Inc.	6,200	308,512
LPL Financial Holdings Inc.	1,900	530,670
Morgan Stanley	40,900	3,975,071
Northern Trust Corp.	5,000	419,900
Raymond James Financial Inc.	5,000	618,050
Robinhood Markets Inc., Class A Shares	9,800	222,558 *
SEI Investments Co.	3,300	213,477
State Street Corp.	8,300	614,200
Stifel Financial Corp.	2,600	218,790
T. Rowe Price Group Inc.	5,400	622,674
Total Capital Markets		14,097,479
Consumer Finance — 2.7%
Ally Financial Inc.	6,800	269,756
American Express Co.	17,800	4,121,590
Capital One Financial Corp.	8,700	1,204,515
Discover Financial Services	6,900	902,589
Synchrony Financial	10,500	495,495
Total Consumer Finance		6,993,945
Financial Services — 2.2%
Apollo Global Management Inc.	14,000	1,652,980
Corpay Inc.	1,800	479,538 *
Equitable Holdings Inc.	10,200	416,772
Fiserv Inc.	12,400	1,848,096 *
PayPal Holdings Inc.	25,600	1,485,568 *
Total Financial Services		5,882,954
Insurance — 6.3%
Aflac Inc.	16,100	1,437,891
American Financial Group Inc.	2,100	258,342
American International Group Inc.	16,300	1,210,112
Arch Capital Group Ltd.	9,300	938,277 *
Assurant Inc.	1,300	216,125
Chubb Ltd.	10,400	2,652,832
Cincinnati Financial Corp.	3,800	448,780
Fidelity National Financial Inc.	6,700	331,114
Hartford Financial Services Group Inc.	8,100	814,374
Loews Corp.	6,100	455,914
Markel Group Inc.	290	456,941 *
MetLife Inc.	20,700	1,452,933
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Old Republic International Corp.	7,000	$216,300
Primerica Inc.	900	212,922
Principal Financial Group Inc.	6,300	494,235
Prudential Financial Inc.	9,000	1,054,710
Reinsurance Group of America Inc.	1,500	307,905
Travelers Cos. Inc.	10,300	2,094,402
Unum Group	4,600	235,106
Willis Towers Watson PLC	2,600	681,564
WR Berkley Corp.	6,300	495,054
Total Insurance		16,465,833

Total Financials		77,553,257
Health Care — 15.4%
Biotechnology — 4.5%
AbbVie Inc.	43,300	7,426,816
Amgen Inc.	12,900	4,030,605
United Therapeutics Corp.	1,200	382,260 *
Total Biotechnology		11,839,681
Health Care Equipment & Supplies — 1.2%
Medtronic PLC	34,500	2,715,495
Teleflex Inc.	1,300	273,429
Total Health Care Equipment & Supplies		2,988,924
Health Care Providers & Services — 6.9%
Cardinal Health Inc.	6,500	639,080
Cencora Inc.	6,000	1,351,800
Centene Corp.	13,100	868,530 *
Cigna Group	7,900	2,611,503
DaVita Inc.	2,400	332,568 *
Elevance Health Inc.	7,300	3,955,578
HCA Healthcare Inc.	9,900	3,180,672
Henry Schein Inc.	3,300	211,530 *
Labcorp Holdings Inc.	2,900	590,179
McKesson Corp.	4,700	2,744,988
Molina Healthcare Inc.	800	237,840 *
Quest Diagnostics Inc.	4,000	547,520
Tenet Healthcare Corp.	2,500	332,575 *
Universal Health Services Inc., Class B Shares	2,200	406,846
Total Health Care Providers & Services		18,011,209
Pharmaceuticals — 2.8%
Johnson & Johnson	48,100	7,030,296
Viatris Inc.	32,000	340,160
Total Pharmaceuticals		7,370,456

Total Health Care		40,210,270
Industrials — 11.7%
Aerospace & Defense — 3.3%
Huntington Ingalls Industries Inc.	1,100	270,963
L3Harris Technologies Inc.	5,100	1,145,358
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Lockheed Martin Corp.	6,500	$3,036,150
RTX Corp.	35,300	3,543,767
Textron Inc.	6,600	566,676
Total Aerospace & Defense		8,562,914
Air Freight & Logistics — 0.7%
FedEx Corp.	6,100	1,829,024
Building Products — 1.3%
Allegion PLC	2,400	283,560
Builders FirstSource Inc.	3,600	498,276 *
Fortune Brands Innovations Inc.	3,400	220,796
Johnson Controls International PLC	15,400	1,023,638
Masco Corp.	7,700	513,359
Owens Corning	3,200	555,904
UFP Industries Inc.	1,600	179,200
Total Building Products		3,274,733
Electrical Equipment — 0.1%
Acuity Brands Inc.	800	193,152
Regal Rexnord Corp.	900	121,698
Total Electrical Equipment		314,850
Ground Transportation — 0.8%
CSX Corp.	52,500	1,756,125
U-Haul Holding Co.	400	24,692 *
U-Haul Holding Co., Non Voting Shares	5,300	318,106
Total Ground Transportation		2,098,923
Machinery — 4.3%
AGCO Corp.	1,800	176,184
Allison Transmission Holdings Inc.	1,200	91,080
Caterpillar Inc.	13,200	4,396,920
Cummins Inc.	3,600	996,948
Deere & Co.	6,600	2,465,958
Dover Corp.	3,300	595,485
Middleby Corp.	1,300	159,393 *
Oshkosh Corp.	1,800	194,760
PACCAR Inc.	14,150	1,456,601
Pentair PLC	3,900	299,013
Snap-on Inc.	1,400	365,946
Timken Co.	1,400	112,182
Total Machinery		11,310,470
Passenger Airlines — 0.3%
Delta Air Lines Inc.	9,400	445,936
United Airlines Holdings Inc.	8,900	433,074 *
Total Passenger Airlines		879,010
Professional Services — 0.4%
CACI International Inc., Class A Shares	300	129,039 *
Leidos Holdings Inc.	3,400	495,992
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Robert Half Inc.	2,400	$153,552
Science Applications International Corp.	1,000	117,550
Total Professional Services		896,133
Trading Companies & Distributors — 0.5%
United Rentals Inc.	1,800	1,164,114
WESCO International Inc.	1,400	221,928
Total Trading Companies & Distributors		1,386,042

Total Industrials		30,552,099
Information Technology — 5.1%
Communications Equipment — 1.0%
Cisco Systems Inc.	50,000	2,375,500
F5 Inc.	1,600	275,568 *
Total Communications Equipment		2,651,068
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	2,300	277,748 *
Corning Inc.	20,400	792,540
Jabil Inc.	4,400	478,676
TD SYNNEX Corp.	2,400	276,960
Total Electronic Equipment, Instruments & Components		1,825,924
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A Shares	13,400	911,200
International Business Machines Corp.	19,300	3,337,935
Twilio Inc., Class A Shares	4,200	238,602 *
Total IT Services		4,487,737
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology Inc.	6,000	240,120
Microchip Technology Inc.	10,800	988,200
Skyworks Solutions Inc.	3,900	415,662
Total Semiconductors & Semiconductor Equipment		1,643,982
Software — 0.2%
Gen Digital Inc.	16,800	419,664
Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	38,200	808,694
HP Inc.	37,900	1,327,258
Total Technology Hardware, Storage & Peripherals		2,135,952

Total Information Technology		13,164,327
Materials — 3.1%
Chemicals — 1.3%
Celanese Corp.	2,800	377,692
CF Industries Holdings Inc.	4,500	333,540
Dow Inc.	18,900	1,002,645
Eastman Chemical Co.	3,200	313,504
LyondellBasell Industries NV, Class A Shares	8,800	841,808
Olin Corp.	3,200	150,880
PPG Industries Inc.	3,100	390,259
Total Chemicals		3,410,328
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — 0.1%
Eagle Materials Inc.	900	$195,714
Containers & Packaging — 0.5%
Amcor PLC	38,900	380,442
Berry Global Group Inc.	2,900	170,665
Crown Holdings Inc.	4,100	304,999
Graphic Packaging Holding Co.	8,300	217,543
International Paper Co.	7,800	336,570
Total Containers & Packaging		1,410,219
Metals & Mining — 1.2%
Cleveland-Cliffs Inc.	11,700	180,063 *
Commercial Metals Co.	1,200	65,988
Nucor Corp.	8,800	1,391,104
Reliance Inc.	1,700	485,520
Steel Dynamics Inc.	6,100	789,950
United States Steel Corp.	5,400	204,120
Total Metals & Mining		3,116,745

Total Materials		8,133,006
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	600	123,168 *

Utilities — 3.7%
Electric Utilities — 2.0%
Duke Energy Corp.	20,800	2,084,784
Edison International	8,100	581,661
Evergy Inc.	6,200	328,414
OGE Energy Corp.	5,400	192,780
Pinnacle West Capital Corp.	2,900	221,502
PPL Corp.	19,800	547,470
Southern Co.	14,000	1,085,980
Total Electric Utilities		5,042,591
Multi-Utilities — 1.7%
CenterPoint Energy Inc.	10,000	309,800
Consolidated Edison Inc.	9,300	831,606
Dominion Energy Inc.	22,600	1,107,400
Public Service Enterprise Group Inc.	15,100	1,112,870
Sempra	15,000	1,140,900
Total Multi-Utilities		4,502,576

Total Utilities		9,545,167
Total Common Stocks (Cost — $202,148,871)		255,012,619
Investments in Underlying Funds — 1.7%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $4,485,783)	26,100	4,553,667
Total Investments before Short-Term Investments (Cost — $206,634,654)		259,566,286
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,440,396)	5.235%	1,440,396	$1,440,396 (a)(b)
Total Investments — 100.0% (Cost — $208,075,050)			261,006,682
Other Assets in Excess of Liabilities — 0.0%††			92,167
Total Net Assets — 100.0%			$261,098,849

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated Companies was $1,440,396 and the cost was $1,440,396 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds (“ETF”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$255,012,619	—	—	$255,012,619
Investments in Underlying Funds	4,553,667	—	—	4,553,667
Total Long-Term Investments	259,566,286	—	—	259,566,286
Short-Term Investments†	1,440,396	—	—	1,440,396
Total Investments	$261,006,682	—	—	$261,006,682

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2024. The following transactions were effected in such company for the period ended June 30, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,225,995	$74,648,725	74,648,725	$74,434,324	74,434,324

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$59,199	—	$1,440,396

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report